LEASES - Lease Terms and Discount Rates (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
LEASES
Weighted average remaining lease term: Operating leases (in years)	3 years	3 years 9 months 18 days	6 months	0 years
Weighted average remaining lease term: Financing leases (in years)	2 years 7 months 6 days	2 years 10 months 24 days	3 years 3 months 18 days	3 years 1 month 6 days
Weighted average discount rate: Operating leases (as a percent)	10.00%	10.00%	6.90%
Weighted average discount rate: Financing leases (as a percent)	7.80%	8.00%	7.90%	8.10%
ROU assets acquired in exchange for finance lease liabilities	$ 79	$ 1,400	$ 513